CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 1,996,764	$ 1,568,261
Restricted cash	25,407,499	19,764,900
Notes receivable - bank acceptance notes	394,079	10,851,616
Accounts receivable, net of allowance for doubtful accounts of $1,277,091 and $384,311 as of December 31, 2012 and 2011, respectively	45,734,381	48,049,722
Inventories	9,807,044	17,222,664
Advance to suppliers	77,948,496	41,391,174
Other current assets	1,904,626	6,495,241
Notes receivable from related party - bank acceptance notes	1,830,208
Accounts receivable from related party		20,799
Total current assets	165,023,097	145,364,377
Property, plant and equipment, net	9,707,587	11,022,916
Land use rights, net	4,317,669	4,380,708
Prepayment for plant and equipment	7,933,361	7,869,529
TOTAL ASSETS	186,981,714	168,637,530
Current Liabilities
Notes payable - bank acceptance notes	36,933,710	24,848,628
Short-term bank loans	50,679,026	47,966,209
Long-term bank loans - current portion	4,438,386
Accounts payable	572,305	948,475
Customer deposits	384,602	459,915
Taxes payable	391,353	4,792
Other payables and accrued expenses	805,196	324,423
Total current liabilities	94,204,578	74,552,442
Long term bank loans		4,718,094
TOTAL LIABILITIES	94,204,578	79,270,536
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; and 19,901,959 and 20,000,000 shares outstanding as of December 31, 2012 and 2011, respectively	200,000	200,000
TOTAL SHAREHOLDERS' EQUITY	82,564,615	79,489,572
Additional paid-in capital	33,971,455	33,884,656
Statutory reserve	4,179,027	3,884,808
Retained earnings	38,311,527	36,224,467
Treasury stock, at cost: 98,041 and 0 shares as of as of December 31, 2012 and 2011, respectively	(96,608)
Accumulated other comprehensive income	5,999,214	5,295,641
Non-controlling interest	10,212,521	9,877,422
TOTAL EQUITY	92,777,136	89,366,994
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 186,981,714	$ 168,637,530